Other income / expenses and adjustments - Summary of Finance Charge (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Income Expenses And Adjustment [Line Items]
Interest on convertible loan notes	£ (3,549)	£ (2,241)	£ (20)
Interest on bank loan		(2,900)	(1,739)
Interest on lease liabilities	(227)	(1,085)	(1,314)
Accreted interest on bank loan			(1,523)
Modification gain on bank loan			456
Discounting of provision for deferred cash consideration	(225)	(157)	(221)
Other	(21)		(10)
Total	£ (4,022)	£ (6,383)	£ (4,371)